Revenue (Tables)	6 Months Ended
Jun. 30, 2019
Revenue from Contract with Customer [Abstract]
Disaggregation of Revenue
The following table contains a breakdown of the Company's revenue by contract type for the three and six months ended June 30, 2019 and June 30, 2018. All revenue is part of the Company's conventional tanker segment, except for revenue for ship-to-ship support services and LNG terminal management, consultancy, procurement and other related services, which are part of the Company's ship-to-ship transfer segment. The Company’s lease income consists of the revenue from its voyage charters and time-charters.

	Three Months Ended June 30,		Six Months Ended June 30,
	2019	2018	2019	2018
	$	$	$	$
Voyage charter revenues
Suezmax	84,471	80,721	183,449	153,504
Aframax	48,029	24,265	113,306	47,742
LR2	25,705	11,979	60,012	23,600
Full service lightering	28,600	27,363	46,455	55,124
Total	186,805	144,328	403,222	279,970

Time-charter revenues
Aframax	—	11,021	1,837	23,824
Suezmax	1,456	3,957	3,029	10,154
LR2	—	2,406	—	5,516
Total	1,456	17,384	4,866	39,494

Other revenues
Ship-to-ship support services	8,222	6,902	13,161	14,235
Commercial management	2,090	2,138	4,326	4,196
LNG terminal management, consultancy, procurement and other	3,704	907	9,203	2,229
Total	14,016	9,947	26,690	20,660

Total revenues	202,277	171,659	434,778	340,124